Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 27,834	$ 28,698
Ending Balance	25,411	27,834
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	36,356	35,224
Adjustment for Change in Accounting Policy		(4)
Additions	811	1,116
Transfers From E&E Assets (Note 17)	47
Change in Decommissioning Liabilities	(6)	354
Exchange Rate Movements and Other	(159)	(294)
Divestitures	(3)	(40)
Ending Balance	37,046	36,356
Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	8,522	6,526
Adjustment for Change in Accounting Policy		(1)
Depreciation, Depletion and Amortization	2,119	2,051
Impairment Charges	1,109	30
Exchange Rate Movements and Other	(115)	(55)
Divestitures		(29)
Ending Balance	11,635	8,522
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	23,357	24,128
Ending Balance	21,465	23,357
Development & Production Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	29,032	28,046
Additions	475	695
Transfers From E&E Assets (Note 17)	6
Change in Decommissioning Liabilities	(11)	340
Exchange Rate Movements and Other	(6)	(9)
Divestitures	(3)	(40)
Ending Balance	29,493	29,032
Development & Production Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,675	3,918
Depreciation, Depletion and Amortization	1,768	1,735
Impairment Charges	607	20
Exchange Rate Movements and Other	(22)	31
Divestitures		(29)
Ending Balance	8,028	5,675
Other Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ending Balance	41
Other Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	333	333
Transfers From E&E Assets (Note 17)	41
Ending Balance	374	333
Other Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	333	333
Ending Balance	333	333
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,981	4,190
Ending Balance	3,476	3,981
Refining Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,577	5,632
Adjustment for Change in Accounting Policy		(4)
Additions	243	228
Change in Decommissioning Liabilities	3	9
Exchange Rate Movements and Other	(152)	(288)
Ending Balance	5,671	5,577
Refining Equipment [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,596	1,442
Adjustment for Change in Accounting Policy		(1)
Depreciation, Depletion and Amortization	242	241
Impairment Charges	450
Exchange Rate Movements and Other	(93)	(86)
Ending Balance	2,195	1,596
Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	496	380
Ending Balance	429	496
Other [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,414	1,213
Additions	93	193
Change in Decommissioning Liabilities	2	5
Exchange Rate Movements and Other	(1)	3
Ending Balance	1,508	1,414
Other [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	918	833
Depreciation, Depletion and Amortization	109	75
Impairment Charges	52	10
Ending Balance	$ 1,079	$ 918